Description of Business And Basis Of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net income loss	$ (220,609)	$ (157,784)
Net cash flows operating activities	(174,618)	(95,342)
Retained earnings accumulated deifict	$ (642,542)	$ (421,933)